Shareholder Report, Line Graph (Details) - USD ($)	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Sep. 19, 2023
C000244439 [Member]
Account Value [Line Items]
Account Value	$ 11,569	$ 10,994	$ 11,152	$ 10,940	$ 11,382	$ 10,841	$ 10,566	$ 10,690	$ 10,024	$ 9,350	$ 9,717	$ 10,000
S&P 500 Index ($12,581) [Member]
Account Value [Line Items]
Account Value	$ 12,581	$ 12,430	$ 12,000	$ 11,433	$ 11,920	$ 11,548	$ 10,963	$ 10,781	$ 10,313	$ 9,450	$ 9,653	$ 10,000